Average Annual Total Returns (Vanguard S&P 500 Growth Index Fund ETF)	Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P 500 Growth Index Vanguard S&P 500 Growth Index Fund Vanguard S&P 500 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.57%	32.06%	18.78%	32.59%	32.75%
Since Inception	20.52%	20.18%	16.38%	20.53%	20.72%